INTANGIBLE ASSETS - Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Beginning balance	$ 12,203	$ 13,210	$ 13,674
Additions	45
Amortization expenses	(1,211)	(1,347)	(1,289)
Impairment	(8,724)		(1,537)
Foreign currency translation adjustments	1,250	(340)	(825)
Ending balance	$ 1,063	$ 12,203	$ 13,210